EARNING PER SHARE	9 Months Ended
Mar. 31, 2024
EARNING PER SHARE
EARNING PER SHARE

8.   EARNING PER SHARE

The numerators and denominators used in the calculation of basic EPS and diluted EPS are presented below:

	Three-month period ended		Nine-month period ended
	03/31/2024	03/31/2023	03/31/2024	03/31/2023
Numerator
Profit for the period (basic EPS)	9,257,226	28,145,878	4,774,041	20,487,429
Profit for the period (diluted EPS)	9,257,226	28,145,878	4,774,041	20,487,429
Denominator
Weighted average number of shares (basic EPS)	62,837,668	62,002,011	62,837,668	62,002,011
Weighted average number of shares (diluted EPS)	66,761,225	63,079,523	66,761,225	63,079,523

Basic profit attributable to ordinary equity holders of the parent	0.1473	0.4540	0.0760	0.3304
Diluted profit attributable to ordinary equity holders of the parent	0.1387	0.4462	0.0715	0.3248

For the three month and nine-month period ended March 31, 2024 and 2023, diluted earnings per share was calculated by adjusting the weighted average number of shares outstanding to assume conversion of all dilutive potential shares. The Group had two categories of dilutive potential shares, share-based incentives and the convertible notes.

The stock options, from share-based incentives, were included in the diluted EPS calculation for the three and nine-month period ended March 31, 2024 and 2023 only for the tranches in which the average market price of ordinary shares during the periods was higher than the assumed proceeds per option.

Convertible notes outstanding were not included in the diluted EPS calculations for the three and nine-month period ended March 31, 2024 because the interest (net of tax and other changes in income or expense) per ordinary share obtainable on conversion exceeds basic earnings per share.